Receivables, net and Contract assets and liabilities - Contract assets and Contract liabilities (Details) - USD ($) $ in Millions	Jan. 01, 2018	Jan. 01, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Receivables, net and Contract assets and liabilities
Contract assets			$ 1,082	$ 1,141	$ 1,222
Contract liabilities			$ 1,707	$ 1,792	$ 1,690
Significant changes in the Contract assets and Contract liabilities balances
Revenue recognized, which was included in the Contract liabilities balance at Jan 1, 2018/2017	$ (879)	$ (1,212)
Additions to Contract liabilities - excluding amounts recognized as revenue during the period	518	868
Receivables recognized that were included in the Contract assets balance at Jan 1, 2018/2017	$ (633)	$ (584)